Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,079,050	¥ 1,246,026
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 587,426	¥ 846,426